Provisions and other non-current liabilities (Details 3) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Environmental provision, fiscal year maturity [abstract]
Due within two years	$ 181
Due later than two years, but within five years	210
Due later than five years, but within ten years	338
Due after ten years	80
Total environmental remediation liability provisions	$ 809	$ 714	$ 692	$ 761